Derivative Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Instruments [Abstract]
DERIVATIVE INSTRUMENTS
7. DERIVATIVE INSTRUMENTS

The Company evaluates and accounts for conversion options embedded in its convertible freestanding instruments in accordance with ASC 815, Accounting for Derivative Instruments and Hedging Activities (“ASC Topic 815”).

MidMarket Warrants

The Company issued warrants to the lenders under the MidMarket Loan Agreement in 2012. These warrants were outstanding at March 31, 2014 and December 31, 2013.

The terms of the warrants issued pursuant to the MidMarket Loan Agreement in 2012 originally provided, among other things, that the number of shares of common stock issuable upon exercise of such warrants amounted to 11.5% of the Company’s fully-diluted outstanding common stock and common stock equivalents, whether the common stock equivalents were fully vested and exercisable or not, and that the initial exercise price of such warrants was $5.00 per share of common stock, subject to adjustment. Pursuant to an amendment to the MidMarket Loan Agreement, on March 22, 2013, the number of shares for which the warrants are exercisable was fixed at 187,386 shares.  On September 17, 2012, when the warrants were issued, the Company recorded a derivative liability in the amount of $194. The amount was recorded as a debt discount and is being amortized over the original life of the MidMarket Loans. The amount of the derivative liability was computed by using the Black-Scholes pricing model to determine the value of the warrants issued.

On March 31, 2014 and December 31, 2013, the Company used the Black Scholes pricing method to determine the fair value of the warrants on those dates, and determined the fair value was $1,180 and $3,380, respectively.  The Company recorded the change in the fair value of the derivative liability as a gain in fair value of derivative liability as of March 31, 2014 and 2013 of $2,200 and $16, respectively.

The fair value of the MidMarket warrant derivative at each measurement date was calculated using the Black-Scholes option pricing model with the following factors, assumptions and methodologies:

	March 31,	December 31,
	2014	2013

Fair value of Company’s common stock	$8.49	$18.36
Volatility (closing prices of 3-4 comparable public companies, including the Company’s historical volatility)	80%	80%
Exercise price	$4.00 - $5.00	$4.00 - $5.00
Estimated life	5.5 months	8.5 months
Risk free interest rate (based on 1-year treasury rate)	0.11%	0.11%

Series E Warrants

The Company also issued warrants associated with the issuance of its Series E Preferred Stock in 2012 and 2013.

The terms of the warrants issued to the holders of Series E Preferred Stock provided that, among other things, the number of shares of common stock issuable upon exercise of such warrants amounted to 4.99% of the Company’s fully-diluted outstanding common shares and common share equivalents, whether the common share equivalents were fully vested and exercisable or not, and that the exercise price of such warrants was $500 per share of common stock, subject to adjustment.

The warrants provided for variability involving the effective amount of common share equivalents issued in future equity offerings of equity-linked financial instruments. Additionally, the warrants did not contain an exercise contingency. Accordingly, the settlement of the warrants would not have equaled the difference between the fair value of a fixed number of shares of the Company’s common stock and a fixed stock price.  Accordingly, such warrants were not indexed to the Company’s stock price.  The Company accounted for such variability associated with its warrants as derivative liabilities.

In December 2013, the Company made a concession to the holders of the Company's Series E Preferred Stock to issue a fixed number of shares of common stock to satisfy these warrants. The Company obtained approval and agreement of such stockholders at December 31, 2013; however, the shares of common stock were not issued until January 2014, which resulted in a liability of $978, based on a Black-Scholes calculation, as of December 31, 2013.  The Company recorded a gain on the derivative liability of $78 related to the issuance of shares in January 2014 that was recorded in the condensed consolidated statement of operations in change in fair value of derivative instruments.

Forward Investments, LLC Convertible Feature

On February 4, 2014 and March 28, 2014, Forward Investments, LLC made loans to the Company for working capital purposes in the amounts of $1,800 and $1,200, respectively.  Such loans are evidenced by promissory notes that bear interest at the rate of 10% per annum, mature on June 30, 2015 and are convertible into shares of the Company’s common stock at an initial conversion price of $6.36 per share.

The fair value of the conversion feature at the date of issuance was $8,860.  The Company recorded a debt discount of $6,475 and a loss on debt discount of $2,385.  The debt discount is being amortized over the life of the loans. The Company used a Monte Carlo simulation on the date of issuance to fair value the embedded conversion features.

The fair value of the Forward Investments, LLC derivative at the measurement date was calculated using the Monte Carlo simulation with the following factors, assumptions and methodologies:

	March 31, 2014

Principal amount	$2,825	$3,650

Conversion price	$6.36	$6.36
Volatility	65%	60%
Conversion trigger price	$12.72	$12.72
Life of conversion feature	1.25 years	2.78 years
Risk free interest rate	0.2%	0.8%

On March 31, 2014, the fair value of the conversion feature of the Forward Investments, LLC loans was $2,820.  The Company recorded the change in fair value of the embedded conversion feature as a gain in fair value of derivative instruments as of March 31, 2014 of $6,040.

9.	DERIVATIVE INSTRUMENTS

The Company evaluates and accounts for derivatives conversion options embedded in its convertible and freestanding instruments in accordance with ASC Topic 815, Accounting for Derivative Instruments and Hedging Activities ("ASC Topic 815").

MidMarket Warrants

The Company issued warrants to the lenders under the MidMarket Loan Agreement in 2012. These warrants were outstanding at December 31, 2013.

The terms of the warrants issued pursuant to the MidMarket Loan Agreement in 2012 originally provided, among other things, that the number of shares of common stock issuable upon exercise of such warrants amounted to 11.5% of the Company’s fully-diluted outstanding common stock and common stock equivalents, whether the common stock equivalents were fully vested and exercisable or not, and that the initial exercise price of such warrants was $5.00 per share of common stock, subject to adjustment. Pursuant to an amendment to the MidMarket Loan Agreement, on March 22, 2013, the number of shares for which the warrants are exercisable was fixed at 187,386 shares.  On September 17, 2012, when the warrants were issued, the Company recorded a derivative liability in the amount of $193,944. The amount was recorded as a debt discount and is being amortized over the original life of the MidMarket Loans. The amount of the derivative liability was computed by using the Black-Scholes pricing model to determine the value of the warrants issued. On December 31, 2012, the Company used the Black - Scholes pricing model to determine the fair value on that date and determined that the fair value was $33,593 and recorded the decrease in implied fair value as a gain on change in derivative liability.  On December 31, 2013, the Company used the Black - Scholes option pricing method to determine the fair value of the warrants and derived an implied fair value of $3,279,906, which is included in derivative financial instruments at estimated fair value on the consolidated balance sheets.  The Company recorded the increase in fair value of the derivative liability as a loss on change in fair value of derivative liability of $3,246,313 in change in fair value of derivative instruments on the consolidated statements of operations for the year ended December 31, 2013.

The fair value of the MidMarket warrant derivative at each measurement date was calculated using the Black-Scholes option pricing model with the following factors, assumptions and methodologies:

	Year Ended December 31,
	2013	2012

Fair value of Company’s common stock	$18.36	$0.68755-10.00
Volatility (closing prices of 3-4 comparable public companies, including the Company’s historical volatility)	80%	56.78-112%
Exercise price	$4.00 - $5.00	$0.95-10.00
Estimated life	8.5 months	1.75 years
Risk free interest rate (based on 1-year treasury rate)	0.11%	0.0266-0.12%

Series E Warrants

The Company also issued warrants associated with the issuance of its Series E Preferred Stock in 2012 and 2013.

The terms of the warrants issued to the holders of Series E Preferred Stock provided that, among other things, the number of shares of common stock issuable upon exercise of such warrants amounted to 4.99% of the Company’s fully-diluted outstanding common shares and common share equivalents, whether the common share equivalents were fully vested and exercisable or not, and that the exercise price of such warrants was $500 per share of common stock, subject to adjustment.

The warrants provided for variability involving the effective amount of common share equivalents issued in future equity offerings of equity-linked financial instruments. Additionally, the warrants did not contain an exercise contingency. Accordingly, the settlement of the warrants would not have equaled the difference between the fair value of a fixed number of shares of the Company’s common stock and a fixed stock price.  Accordingly, such warrants were not indexed to the Company’s stock price.  The Company accounted for such variability associated with its warrants as derivative liabilities.

In December 2013, the Company made a concession to the holders of the Company's Series E Preferred Stock to issue a fixed number of shares of common stock to satisfy these warrants. The Company obtained approval and agreement of such stockholders at December 31, 2013; however, the shares of common stock were not issued until January 2014, which resulted in a liability of $977,817, based on a Black-Scholes calculation, as of December 31, 2013.

The fair value of the Series E warrants derivative at each measurement date was calculated using the Black-Scholes option pricing model with the following factors, assumptions and methodologies:

	Year Ended December 31,
	2013	2012

Fair value of Company’s stock	$18.36	$0.68755
Volatility	80%	112%
Exercise price	$-	$500
Estimated life	0.5 months	2.75 years
Risk free interest rate (based on 1-year treasury rate)	0.11%	0.0266%

ICG warrants

The Company issued warrants to its lender, ICG, in April 2013. On April 26, 2013, the date on which the warrants were issued, the Company recorded a derivative liability in the amount of $140,000.  The amount was recorded as a debt discount and is being amortized over the life of the related loan.  The amount of the derivative liability was computed by using the binomial method to determine the value of the warrants issued.  The binomial method evaluated possible scenarios for the price of the Company’s common stock and other factors that would impact the anti-dilution provisions of the warrants. At April 26, 2013, the number of shares of common stock issuable upon exercise of the warrants was 37,177.

The Company issued additional warrants to its lender, ICG, in August 2013. On August 28, 2013, the date on which the warrants were issued, the Company recorded a derivative liability in the amount of $35,000.  The amount was recorded as a debt discount and is being amortized over the life of the related loan.  The amount of the derivative liability was computed by using the binomial method to determine the value of the warrants issued.  The binomial method evaluated possible scenarios for the price of the Company’s common stock and other factors which would impact the anti-dilution provisions of the warrants. At August 28, 2013, the number of shares of common stock issuable upon exercise of the warrants was 12,392.

The Company issued additional warrants to its lender, ICG, in October 2013. On October 30, 2013, the date on which the warrants were issued, the Company recorded a derivative liability in the amount of $19,000.  The amount was recorded as a debt discount and is being amortized over the life of the related loan.  The amount of the derivative liability was computed by using the binomial method to determine the value of the warrants issued.  The binomial method evaluated possible scenarios for the price of the Company’s common stock and other factors which would impact the anti-dilution provisions of the warrants. At October 30, 2013, the number of shares of common stock issuable upon exercise of the warrants was 22,308.

In November 2013, ICG exercised all of its warrants and the Company recorded a change in fair value of the derivative liability of $952,000 for the year ended December 31, 2013.

A summary of the transactions related to the derivative liability for the years ended December 31, 2013 and 2012 is as follows:

Derivative liability at January 1, 2012	$38,557
Fair value of derivative at issuance, recognized as debt discount	193,944
Decrease in fair value of derivative liability, recognized as other income	(198,908)
Derivative liability at December 31, 2012	33,593
Fair value of derivative at issuance, recognized as debt discount	6,814,000
Increase in fair value of derivative liability, recognized as other income	14,156,361
Settlement of derivative liability	(1,126,231)
Derivative liability at December 31, 2013	$19,877,723